Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

This report contains information regarding Scotiabank’s Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$22,468,111,600

OSFI Covered Bond Limit			$37,068,847,904

Series Ratings	Moody’s	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

Supplementary Information (continued)
	Moody’s	Fitch	DBRS	S&P
Scotiabank’s Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody’s	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody’s	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating

	Moody’s	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$22,468,111,600

A = Lesser of (i) LTV Adjusted Loan Balance and	28,517,280,315	A (i)	30,997,043,821
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	28,517,280,315
B = Principal Receipts up to Calculation Date not otherwise applied	0	Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan	0	Maximum Asset Percentage:	95.0%
D = Substitute Assets	0
E = (i)Reserve Fund balance and	0
(ii) Pre-Maturity Liquidity Ledger balance (2)	0
F = Negative Carry Factor Calculation	334,147,343
Total: A + B + C + D + E - F	28,183,132,972

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(9)	108.7%

Valuation Calculation (1)

Trading Value of Covered Bond(3)	22,886,539,987

A = lesser of (i) Present Value of outstanding loan balance of	30,894,283,972	A (i)	30,894,283,972
Performing Eligible Loans(4) and (ii) 80% of Market Value of		A (ii)	60,444,209,356
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i)Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F	30,894,283,972

Intercompany Loan Balance

Guarantee Loan	24,428,060,211
Demand Loan	7,578,949,996
Total	32,007,010,206

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
November 30, 2017	N/A		N/A

Portfolio Flow of Funds

	30-Nov-17		31-Oct-17
Cash Inflows
Principal Receipts	479,327,860.48		567,238,758.61
Sale of Loans	220,363,703.36		610,077,256.41
Revenue Receipts	72,803,695.45		80,621,695.63
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(68,379,406.31	) (6)	(76,081,484.88	) (7)
Purchase of Loans	(32,728,376.80)		(38,930,069.84)
Intercompany Loan Repayment	(666,963,187.04	) (6)	(1,138,385,945.18	) (7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(58.81)		(57,540.14)
Net Inflows/(Outflows)	4,424,230.33		4,482,670.61

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.8813%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on December 18th, 2017.

(7) This amount was paid out on November 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

(9) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$31,641,426,057
Current Month Ending Balance (1)	$30,975,764,290
Number of Mortgage Loans in Pool	150,110
Average Loan Size	$206,354
Number of Primary Borrowers	132,565
Number of Properties	136,725

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	41.00%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	59.60%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	72.20%
Weighted Average Seasoning of Loans in the Portfolio	21.43	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.71%
Weighted Average Original Term of Loans in the Portfolio	54.48	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	33.05	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	35.69	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	150,012	99.93%	30,953,255,569	99.93%
30 to 59 Days Past Due	72	0.05%	16,169,056	0.05%
60 to 89 Days Past Due	26	0.02%	6,339,664	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,070	12.04%	4,355,578,716	14.06%
British Columbia	19,474	12.97%	5,438,618,328	17.56%
Manitoba	2,765	1.84%	387,430,135	1.25%
New Brunswick	3,915	2.61%	406,720,757	1.31%
Newfoundland	3,962	2.64%	585,932,739	1.89%
Northwest Territories	48	0.03%	9,856,930	0.03%
Nova Scotia	5,818	3.88%	765,195,853	2.47%
Nunavut	-	0.00%	-	0.00%
Ontario	74,374	49.55%	15,522,434,147	50.11%
Prince Edward Island	775	0.52%	86,139,719	0.28%
Quebec	16,052	10.69%	2,469,937,414	7.97%
Saskatchewan	4,577	3.05%	893,588,916	2.88%
Yukon	280	0.19%	54,330,639	0.18%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,665	1.11%	315,781,893	1.02%
599 or less	1,456	0.97%	286,376,595	0.92%
600 - 650	2,889	1.92%	623,415,486	2.01%
651 - 700	8,712	5.80%	1,933,380,644	6.24%
701 - 750	17,813	11.87%	3,949,804,009	12.75%
751 - 800	27,563	18.36%	6,093,385,341	19.67%
801 and Above	90,012	59.96%	17,773,620,323	57.38%
Total	150,110	100.00%	30,975,764,290	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	116,416	77.55%	22,709,757,114	73.31%
Variable	33,694	22.45%	8,266,007,176	26.69%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	115,937	77.23%	21,570,529,120	69.64%
Non-STEP	34,173	22.77%	9,405,235,170	30.36%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	8,084	5.39%	1,789,501,246	5.78%
Owner Occupied	142,026	94.61%	29,186,263,044	94.22%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	34,324	22.87%	7,531,285,987	24.31%
2.5000 - 2.9999	99,930	66.57%	20,554,746,042	66.36%
3.0000 - 3.4999	12,564	8.37%	2,359,957,864	7.62%
3.5000 - 3.9999	2,301	1.53%	382,076,480	1.23%
4.0000 - 4.4999	524	0.35%	87,122,292	0.28%
4.5000 - 4.9999	251	0.17%	30,507,171	0.10%
5.0000 - 5.4999	112	0.07%	10,813,018	0.03%
5.5000 and Above	104	0.07%	19,255,434	0.06%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,474	12.31%	1,478,168,494	4.77%
20.01-25.00	7,676	5.11%	1,064,856,591	3.44%
25.01-30.00	8,662	5.77%	1,459,449,194	4.71%
30.01-35.00	10,079	6.71%	1,989,735,628	6.42%
35.01-40.00	11,835	7.88%	2,524,230,353	8.15%
40.01-45.00	13,059	8.70%	2,932,071,981	9.47%
45.01-50.00	14,460	9.63%	3,334,711,860	10.77%
50.01-55.00	15,645	10.42%	3,718,278,505	12.00%
55.01-60.00	15,466	10.30%	3,804,793,630	12.28%
60.01-65.00	11,452	7.63%	2,864,134,748	9.25%
65.01-70.00	9,116	6.07%	2,247,336,381	7.26%
70.01-75.00	7,943	5.29%	1,996,577,434	6.45%
75.01-80.00	5,072	3.38%	1,310,989,157	4.23%
80.01-90.00	1,093	0.73%	239,977,152	0.77%
90.01-100.00	61	0.04%	8,512,852	0.03%
Over 100.00	17	0.01%	1,940,330	0.01%
Total	150,110	100.00%	30,975,764,290	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,535	13.68%	3,733,834,668	12.05%
12.00 - 23.99	23,141	15.42%	4,044,669,859	13.06%
24.00 - 35.99	39,924	26.60%	7,896,037,216	25.49%
36.00 - 41.99	17,767	11.84%	3,879,203,632	12.52%
42.00 - 47.99	30,264	20.16%	7,499,035,391	24.21%
48.00 - 53.99	13,038	8.69%	2,857,170,871	9.22%
54.00 - 59.99	4,299	2.86%	851,568,860	2.75%
60.00 - 65.99	790	0.53%	146,151,948	0.47%
66.00 - 71.99	186	0.12%	35,974,725	0.12%
72.00 and Above	166	0.11%	32,117,120	0.10%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	42,724	28.46%	2,520,990,340	8.14%
100,000 - 149,999	24,644	16.42%	3,082,078,592	9.95%
150,000 - 199,999	22,377	14.91%	3,899,784,804	12.59%
200,000 - 249,999	17,396	11.59%	3,899,716,014	12.59%
250,000 - 299,999	13,149	8.76%	3,599,989,039	11.62%
300,000 - 349,999	8,976	5.98%	2,902,983,164	9.37%
350,000 - 399,999	5,986	3.99%	2,234,662,289	7.21%
400,000 - 449,999	3,721	2.48%	1,575,451,542	5.09%
450,000 - 499,999	2,777	1.85%	1,314,829,356	4.24%
500,000 - 549,999	1,876	1.25%	982,544,072	3.17%
550,000 - 599,999	1,491	0.99%	854,344,037	2.76%
600,000 - 649,999	1,065	0.71%	664,029,683	2.14%
650,000 - 699,999	766	0.51%	515,845,496	1.67%
700,000 - 749,999	621	0.41%	449,722,067	1.45%
750,000 - 799,999	452	0.30%	349,856,773	1.13%
800,000 - 849,999	394	0.26%	324,942,827	1.05%
850,000 - 899,999	361	0.24%	315,384,337	1.02%
900,000 - 949,999	286	0.19%	264,834,345	0.85%
950,000 - 999,999	238	0.16%	231,080,143	0.75%
1,000,000 or Greater	810	0.54%	992,695,371	3.20%
Total	150,110	100.00%	30,975,764,290	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	24,437	16.28%	4,673,944,616	15.09%
Single Family	119,470	79.59%	24,831,045,894	80.16%
Multi Family	5,552	3.70%	1,340,791,173	4.33%
Other	651	0.43%	129,982,606	0.42%
Total	150,110	100.00%	30,975,764,290	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	73,201,585	53,392,925	73,232,877	88,191,521	106,355,833	131,138,131	184,014,488	229,085,692	355,710,147	464,048,826	538,737,611	918,321,706	920,853,922	216,398,453	2,894,996	-	4,355,578,716	14.06%
Alberta	Current and Less Than 30 Days Past Due	73,201,585	53,392,925	73,232,877	88,124,166	106,355,833	131,138,131	183,884,356	228,863,169	355,396,441	461,922,458	537,225,211	917,492,000	919,257,304	216,398,453	2,894,996	-	4,348,779,905	99.84%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	130,133	222,523	313,706	1,796,629	1,183,717	829,706	849,446	-	-	-	5,325,861	0.12%
Alberta	60 to 89 Days Past Due	-	-	-	67,355	-	-	-	-	-	329,739	328,683	-	747,173	-	-	-	1,472,950	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	390,694,804	263,637,690	365,683,671	494,707,984	636,522,499	690,133,556	758,226,810	632,494,910	476,339,982	382,171,103	246,899,849	84,782,187	13,506,646	2,816,639	-	-	5,438,618,328	17.56%
	Current and Less Than 30 Days Past Due	390,694,804	263,637,690	365,683,671	494,707,984	636,444,542	690,133,556	757,398,063	632,494,910	476,339,982	382,171,103	246,899,849	84,782,187	13,506,646	2,816,639	-	-	5,437,711,625	99.98%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	-	828,746	-	-	-	-	-	-	-	-	-	828,746	0.02%
British Columbia	60 to 89 Days Past Due	-	-	-	-	77,957	-	-	-	-	-	-	-	-	-	-	-	77,957	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	7,934,668	7,503,113	8,708,069	12,233,094	14,951,062	20,257,191	30,499,684	33,527,340	44,589,486	47,567,490	65,590,147	71,868,202	20,960,551	614,822	338,805	286,412	387,430,135	1.25%
Manitoba	Current and Less Than 30 Days Past Due	7,934,668	7,503,113	8,708,069	12,233,094	14,951,062	20,257,191	30,499,684	33,527,340	44,589,486	47,448,084	65,590,147	71,868,202	20,960,551	614,822	338,805	286,412	387,310,730	99.97%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	119,406	-	-	-	-	-	-	119,406	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,849,303	9,400,074	10,426,220	13,984,726	21,223,712	32,612,747	53,346,790	82,860,445	84,913,048	53,593,084	29,377,409	3,025,345	902,739	205,116	-	-	406,720,757	1.31%
New Brunswick	Current and Less Than 30 Days Past Due	10,849,303	9,400,074	10,387,461	13,984,726	21,223,712	32,612,747	53,346,790	82,476,605	84,757,514	53,593,084	29,377,409	3,025,345	902,739	205,116	-	-	406,142,624	99.86%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	214,520	95,264	-	-	-	-	-	-	-	309,784	0.08%
New Brunswick	60 to 89 Days Past Due	-	-	38,758	-	-	-	-	169,320	60,271	-	-	-	-	-	-	-	268,349	0.07%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,884,538	8,951,318	12,290,065	18,588,437	32,033,287	41,650,378	73,901,158	109,006,612	138,596,741	68,918,281	48,022,091	10,977,267	9,643,304	1,469,263	-	-	585,932,739	1.89%
Newfoundland	Current and Less Than 30 Days Past Due	11,884,538	8,931,242	12,290,065	18,588,437	32,033,287	41,650,378	73,284,244	108,738,512	138,596,741	68,918,281	48,022,091	10,977,267	9,643,304	1,469,263	-	-	585,027,649	99.85%
Newfoundland	30 to 59 Days Past Due	-	20,076	-	-	-	-	616,914	-	-	-	-	-	-	-	-	-	636,989	0.11%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	268,100	-	-	-	-	-	-	-	-	268,100	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	511,023	232,459	290,572	377,793	-	1,158,739	1,139,600	1,577,613	2,028,210	1,552,319	486,735	-	501,868	-	-	-	9,856,930	0.03%
North West Territories	Current and Less Than 30 Days Past Due	511,023	232,459	290,572	377,793	-	1,158,739	1,139,600	1,577,613	2,028,210	1,552,319	486,735	-	501,868	-	-	-	9,856,930	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,941,744	16,081,725	21,148,244	26,864,875	37,051,432	54,256,406	84,625,798	126,553,582	175,246,118	94,431,962	80,800,792	20,841,139	4,500,383	693,066	158,585	-	765,195,853	2.47%
Nova Scotia	Current and Less Than 30 Days Past Due	21,941,744	16,050,113	21,148,244	26,864,875	37,051,432	54,256,406	84,625,798	126,391,979	175,246,118	94,431,962	80,800,792	20,673,607	4,500,383	693,066	158,585	-	764,835,105	99.95%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	161,603	-	-	-	167,533	-	-	-	-	329,135	0.04%
Nova Scotia	60 to 89 Days Past Due	-	31,612	-	-	-	-	-	-	-	-	-	-	-	-	-	-	31,612	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	875,246,046	643,381,678	885,764,340	1,233,410,349	1,524,368,437	1,778,536,813	1,891,611,438	2,120,576,460	2,034,351,015	1,311,938,893	780,782,490	349,948,221	81,067,829	6,860,567	3,780,781	808,790	15,522,434,147	50.11%
Ontario	Current and Less Than 30 Days Past Due	875,045,314	643,381,678	884,872,719	1,232,459,570	1,523,937,909	1,777,443,156	1,890,183,324	2,119,952,456	2,033,514,266	1,311,136,250	780,782,490	349,705,943	81,067,829	6,860,567	3,780,781	808,790	15,514,933,041	99.95%
Ontario	30 to 59 Days Past Due	32,364	-	361,322	596,487	430,528	559,214	716,334	624,004	551,704	-	-	242,278	-	-	-	-	4,114,235	0.03%
Ontario	60 to 89 Days Past Due	168,369	-	530,300	354,292	-	534,443	711,781	-	285,045	802,642	-	-	-	-	-	-	3,386,870	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,926,785	1,837,133	2,540,394	3,017,777	3,777,443	8,034,691	9,125,484	20,042,143	18,893,816	8,636,508	6,523,790	783,755	-	-	-	-	86,139,719	0.28%
Prince Edward Island	Current and Less Than 30 Days Past Due	2,926,785	1,837,133	2,540,394	3,017,777	3,777,443	7,984,369	9,125,484	20,042,143	18,893,816	8,636,508	6,523,790	783,755	-	-	-	-	86,089,396	99.94%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	50,323	-	-	-	-	-	-	-	-	-	-	50,323	0.06%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	61,408,804	43,549,834	58,436,292	70,921,962	100,988,896	108,777,434	144,962,463	202,681,683	239,328,178	291,665,772	353,157,944	523,928,027	257,026,085	10,919,227	1,339,685	845,128	2,469,937,414	7.97%
Quebec	Current and Less Than 30 Days Past Due	61,336,991	43,466,643	58,370,845	70,921,962	100,988,896	108,690,789	144,962,463	202,681,683	239,154,576	291,175,052	351,152,558	523,570,860	256,519,901	10,919,227	1,339,685	845,128	2,466,097,259	99.84%
Quebec	30 to 59 Days Past Due	71,813	83,190	65,447	-	-	-	-	-	173,603	201,022	2,005,386	181,929	506,184	-	-	-	3,288,575	0.13%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	86,645	-	-	-	289,698	-	175,238	-	-	-	-	551,581	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,789,240	15,630,381	18,815,709	24,745,415	43,651,130	59,104,485	97,694,122	148,690,266	227,577,340	134,483,649	91,899,963	11,389,047	1,118,170	-	-	-	893,588,916	2.88%
Saskatchewan	Current and Less Than 30 Days Past Due	18,789,240	15,630,381	18,815,709	24,439,263	43,651,130	59,104,485	97,694,122	148,236,483	227,577,340	133,795,336	91,899,963	11,389,047	1,118,170	-	-	-	892,140,667	99.84%
Saskatchewan	30 to 59 Days Past Due	-	-	-	143,313	-	-	-	453,782	-	688,313	-	-	-	-	-	-	1,285,408	0.14%
Saskatchewan	60 to 89 Days Past Due	-	-	-	162,840	-	-	-	-	-	-	-	-	-	-	-	-	162,840	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,779,955	1,258,262	2,112,740	2,691,695	3,306,623	6,411,410	5,564,026	11,181,759	7,219,549	5,126,862	5,057,561	712,538	907,660	-	-	-	54,330,639	0.18%
Yukon	Current and Less Than 30 Days Past Due	2,779,955	1,258,262	2,112,740	2,691,695	3,306,623	6,411,410	5,564,026	11,181,759	7,219,549	5,126,862	5,057,561	712,538	907,660	-	-	-	54,330,639	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,478,168,494	1,064,856,591	1,459,449,194	1,989,735,628	2,524,230,353	2,932,071,981	3,334,711,860	3,718,278,505	3,804,793,630	2,864,134,748	2,247,336,381	1,996,577,434	1,310,989,157	239,977,152	8,512,852	1,940,330	30,975,764,290	100.00%
	Current and Less Than 30 Days Past Due	1,477,895,948	1,064,721,713	1,458,453,367	1,988,411,341	2,523,721,868	2,930,841,357	3,331,707,953	3,716,164,653	3,803,314,038	2,859,907,298	2,243,818,595	1,994,980,750	1,308,886,354	239,977,152	8,512,852	1,940,330	30,953,255,569	99.93%
	30 to 59 Days Past Due	104,177	103,266	426,769	739,800	430,528	609,537	2,292,126	1,676,432	1,134,277	2,685,964	3,189,104	1,421,446	1,355,630	-	-	-	16,169,056	0.05%
	60 to 89 Days Past Due	168,369	31,612	569,058	584,487	77,957	621,088	711,781	437,420	345,315	1,541,485	328,683	175,238	747,173	-	-	-	6,339,664	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for “All” Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report Calculation Date: 11/30/2017 Distribution Date: 12/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	21,429,613	20,516,390	24,131,576	29,237,359	36,620,601	34,597,389	36,933,187	26,378,137	23,084,842	20,771,801	18,470,349	15,592,666	6,550,701	1,467,282	-	-	315,781,893	1.02%
<=599	4,977,666	2,590,838	7,734,803	20,069,115	27,327,729	38,792,558	39,201,303	35,073,888	23,189,940	31,687,452	26,290,784	18,095,279	10,158,297	1,186,942	-	-	286,376,595	0.92%
600-650	11,650,498	11,428,287	19,152,949	29,914,749	47,829,506	71,281,268	82,066,026	79,583,421	73,963,594	68,071,264	55,659,292	40,914,115	29,560,513	2,184,098	155,906	-	623,415,486	2.01%
651-700	47,858,032	35,555,968	54,990,018	91,044,961	154,646,238	190,298,912	206,022,946	258,287,304	264,473,954	201,647,336	170,640,214	140,648,715	98,652,507	18,241,687	371,852	-	1,933,380,644	6.24%
701-750	109,242,140	99,149,681	133,260,889	211,388,938	292,237,856	338,847,102	410,985,916	504,208,704	537,241,780	399,150,512	345,041,605	318,249,281	217,467,028	31,363,985	1,968,592	-	3,949,804,009	12.75%
751-800	192,546,125	153,301,457	222,361,401	334,368,901	443,190,470	565,323,755	671,415,192	760,304,465	847,850,040	630,912,766	470,365,721	433,873,157	309,236,276	55,756,947	2,292,255	286,412	6,093,385,341	19.67%
>800	1,090,464,422	742,313,971	997,817,557	1,273,711,607	1,522,377,952	1,692,930,998	1,888,087,290	2,054,442,585	2,034,989,479	1,511,893,617	1,160,868,414	1,029,204,221	639,363,835	129,776,211	3,724,247	1,653,918	17,773,620,323	57.38%
Total	1,478,168,494	1,064,856,591	1,459,449,194	1,989,735,628	2,524,230,353	2,932,071,981	3,334,711,860	3,718,278,505	3,804,793,630	2,864,134,748	2,247,336,381	1,996,577,434	1,310,989,157	239,977,152	8,512,852	1,940,330	30,975,764,290	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.